Fair Value Measurements - Derivative Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value upon issuance	$ 8,913	$ 2,112
Changes in fair value	5,406	119
Fair value upon settlement	$ (14,319)	$ (2,231)
Extensible list	Change in fair value of derivative liability	Change in fair value of derivative liability